Share Capital and Other Components of Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Share Capital and Other Components of Equity
12.	SHARE CAPITAL AND OTHER COMPONENTS OF EQUITY

a)	Authorized

•	An unlimited number of Common shares, with no par value, with one vote per share.

•	An unlimited number of Preferred shares, with no par value (none have been issued to date).

b)	Issued
Capital transactions which took place during the year ended December 31, 2022 are as follows:

i)
On April 20, 2022, the Company announced that it had closed an overnight marketed public offering (the “Offering”). Pursuant to the Offering, Eupraxia issued 7,150,550 units at a price of CDN$2.05 per unit and 181,000 warrants at a price of CDN$0.30 per warrant for aggregate gross proceeds of $11,768,459 ($9,309,707 related to the value of the
shares
 and
$2,458,752
related to the value of the
warrants).

Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share at an exercise price of CDN$3.00 per common share for a period of 48 months, expiring on April 20, 2026.
As consideration for the services rendered by the Underwriters in connection with the Offering, the Company paid the Underwriters a cash commission of $823,792 ($660,605 for the
shares

and
$163,187
for the
warrants) which is equal to 7% of the gross proceeds raised under the Offering and granted 500,538 warrants (“Compensation Warrant”), which is equal to 7% of the total units and warrants issued in the Offering. Each Compensation Warrant entitles the holder thereof to acquire one common share at an exercise price of CDN$2.05 per common share for a period of 48 months, expiring on April 20, 2026. An additional $68,470 in legal and agents’ expenses were also paid to the Underwriters ($54,839 for the
shares
 and
$13,631
for the
warrants). The Company incurred an additional $239,620 ($192,824 for the
shares
 and
$46,796
for the
warrants) in share issuance costs associated with the Offering.

ii)
During the year ended December 31, 2022, 200,000 common shares were issued on the exercise of warrants for gross proceeds of $306,770. The weighted average share price during the period in which these warrants were exercised was CDN$4.18. On exercise, $44,893 was transferred from additional paid-in
capital to share capital.

Capital transactions which took place during the year ended December 31, 2023, are as follows:

iii)
During the year ended December 31, 2023, 2,385,484 common shares were issued on the exercise of warrants for gross proceeds of $5,241,811. The weighted average share price during the period in which these warrants were exercised was CDN$7.15. On exercise, $733,177 was transferred from additional paid-in
capital to share capital.

iv)
During the year ended December 31, 2023, 20,600 common shares were issued on the exercise of options for gross proceeds of $30,059. The weighted average share price during the period in which these options were exercised was CDN$2.00. On exercise, $18,776 was transferred from additional paid-in
capital to share capital.

v)
On August 18, 2023, the Company closed a
non-brokered
private placement (the “Private Placement”). Pursuant to the Private Placement, the Company issued 3,183,875 common shares at a price of CDN$7.00 per Common share for aggregate gross proceeds of $16,445,635. The Company incurred cash costs of issuing shares of $559,098. In addition, the Company issued 99,061 common shares as finder’s fees which were

valued at $511,681.

c)	Options
Under

the Amended Stock Option Plan (the “Amended Plan”), approved by the Board of Directors on October 27, 2021, and ratified by Shareholders on December 3, 2021, the Board of Directors may grant stock options to directors, officers, employees and consultants of the Company up to an aggregate of
18.5
% of the Company’s then issued and outstanding common shares.
Options granted under the Amended Plan have lives of up to
ten years
from the date of grant. The vesting schedule of all granted options is determined at the discretion of the Board. Unless otherwise determined by the Board, in its sole discretion, all grants of options will vest over a three-year
period, with the first twenty-five percent (
25
%) of the Options vesting on the date of grant, and the remaining o ptions
vesting over the following
thirty-six-month
period in three equal instalments on an annual basis.
The following table summarizes the Company’s option transactions:

	Number of options	Weighted average exercise price (CDN$)
Outstanding, December 31, 2021	2,134,250	$7.83
Granted	1,172,200	3.16

Outstanding, December 31, 2022	3,306,450	6.18
Exercised	(20,600)	2.00
Cancelled	(24,800)	3.73
Granted	257,200	6.91

Outstanding, December 31, 2023	3,518,250	$6.27

Grant Date	Options Outstanding	Options Exercisable	Exercise Price (CDN$)		Expiry Date	Remaining Contractual Life (years)
Sep 27, 2015	186,250	186,250	$8.00	(3)	Mar 31, 2025	1.25
Nov 2, 2015	95,000	95,000	$8.00	(3)	Nov 2, 2025	1.85
Mar 5, 2018	452,250	452,250	$8.00	(3)	Mar 5, 2028	4.18
Mar 9, 2021	756,950	567,713	$8.00		Mar 9, 2031	7.20
Mar 9, 2021	326,800	326,800	$8.00		Mar 9, 2031	7.20
May 3, 2021	257,000	192,750	$8.00		May 3, 2031	7.35
Dec 9, 2021	60,000	57,500	$2.02		Dec 9, 2031	7.95
Mar 31, 2022	392,500	186,750	$1.90		Mar 31, 2032	8.26
Dec 9, 2022	734,300	407,983	$3.85		Dec 9, 2032	8.95
May 18, 2023	180,000	45,000	$6.84		May 18, 2033	9.39
May 30, 2023	17,200	4,300	$6.75		May 30, 2033	9.42
Sep 27, 2023	60,000	15,000	$7.16		Sep 27, 2033	9.75

	3,518,250	2,537,296	$6.27			7.02

The share-based compensation expense was determined based on the fai
r value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
Options granted during the year ended	2023	2022
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	79.60%	78.66%
Weighted average risk-free interest rate	3.54%	2.80%
Weighted average expected option life	5.75 years	5.70 years
Weighted average share price (CDN$)	$6.91	$3.16
Weighted average exercise price (CDN$)	$6.91	$3.16
Weighted average fair value of options granted (CDN$)	$4.78	$2.17
Share-based payments for the year ended December 31, 2023, was $1,412,257 (2022 - $1,433,812) (See Note
13
– General & Administrative Expenses and Note
14
– Research & Development Expenses for breakdown by function).
As of December 31, 2023, the unrecognized stock-based compensation expense related to the non-vested
stock options was $961,535, which is expected to be recognized over a weighted-average period of 2.09 years.

d)	Warrants
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2021	4,161,898	$8.81
Issued	7,832,088	2.94
Expired	(289,172)	8.00
Exercised	(200,000)	2.05

Outstanding December 31, 2022	11,504,814	$4.95
Exercised	(2,385,484)	2.90

Outstanding December 31, 2023	9,119,330	$5.49

As at December 31, 2023, the following warrants were out
standing:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	315,500
January 4, 2024	5.5993	0.01	239,080
January 4, 2024	7.1991	0.01	39,846
January 8, 2024	5.5993	0.02	31,877
March 9, 2026	11.20	2.19	2,826,274
April 20, 2026	3.00	2.30	5,196,550
April 20, 2026	2.05	2.30	50,054
April 29, 2026	11.20	2.33	39,228

	$5.49		9,119,330

(1)
Represents unit purchase to acquire
315,500
units consisting of one Common Share and one additional warrant at an exercise price of $
0.75
CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.

e)	Class B Non-Voting shares
On January 31, 2021, the Company entered into a contribution agreement with the Chief Scientific Officer of the Company, and certain of the Company’s subsidiaries (the “Contribution Agreement”). Pursuant to the Contribution Agreement, the Company acquired AMDM Holdings Inc., a corporation wholly-owned by the Chief Scientific Officer, which held 5% of the equity interest in the Company’s subsidiary, Eupraxia USA. In exchange, the Company issued to the Chief Scientific Officer 225 non-voting
Class B shares (the “Class B Shares”) in Eupraxia Pharma Inc. representing 5% of the outstanding securities of Eupraxia Pharma. The Company holds the remaining 95% of such securities, which consists of 4,275 voting Class A shares.
Each Class B Share is exchangeable into common shares of the Company based on an exchange rate of 2,500 common shares for each Class B Share, subject to adjustments upon the occurrence of certain events, for a total of 562,500 common shares. The Class B Shares are exchangeable by the Chief Scientific Officer at her election, provided that the Company may force the exchange of the Class B Shares into common shares of the Company at any time on or after January 31, 2031, or on or after January 31, 2026, if the Company is listed on a stock exchange and is a reporting issuer in Canada at such time. The Company may also force the exchange of the Class B Shares into common shares if there is a change of control transaction involving the Company, a change in law which makes the exchange necessary or desirable or if there are a de minimis
number of Class B Shares outstanding. If the Company is listed on a stock exchange at the time of the applicable exchange, the Company may elect to pay the Chief Scientific Officer cash in lieu of issuing common shares, with such cash amount to be determined based on the then current market price of the common shares of the Company.